GOODWILL AND INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Nov. 03, 2017	Feb. 02, 2018	Feb. 03, 2017	Jan. 29, 2016
Goodwill [Line Items]
Percentage of fair value over carrying amount for reporting unit	20.00%
Impairment of intangible assets, indefinite-lived	$ 0
Goodwill, impairment loss	$ 0
Accumulated goodwill impairment charges		$ 0
Amortization of intangible assets		7,000,000,000	$ 3,700,000,000
Impairment of intangible assets		$ 0	$ 0	$ 0
Core Storage, Servers and Networking | Infrastructure Solutions Group
Goodwill [Line Items]
Percentage of fair value over carrying amount for reporting unit	18.00%